Organization and Description of Business	6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 14, 2021	Dec. 31, 2021
Organization and Description of Business [Line Items]
Organization and Description of Business

NOTE 1 — Organization and Description of Business

Archaea Energy Inc. (“Archaea” or the “Company”), a Delaware corporation (formerly named Rice Acquisition Corp.), is one of the largest RNG producers in the U.S., with an industry-leading RNG platform primarily focused on capturing and converting waste emissions from landfills and livestock farms into low-carbon RNG and electricity. As of June 30, 2022, Archaea owns, through wholly-owned entities or joint ventures, a diversified portfolio of 32 LFG recovery and processing facilities across 18 states, including 13 operated facilities that produce pipeline-quality RNG and 19 LFG to renewable electricity production facilities, including one non-operated facility and one facility that is not operational.

Archaea develops, designs, constructs, and operates RNG facilities. Archaea, through wholly-owned entities or joint ventures, has entered into long-term agreements with biogas site hosts which grant the rights to utilize gas produced at their sites and to construct and operate facilities on their sites to produce RNG and renewable electricity.

On September 15, 2021, Archaea consummated the business combinations pursuant to (i) the Business Combination Agreement, dated April 7, 2021 (as amended, the “Aria Merger Agreement”), by and among Rice Acquisition Corp., a Delaware corporation (“RAC”), Rice Acquisition Holdings LLC, a Delaware limited liability company and direct subsidiary of RAC (“RAC Opco”), LFG Intermediate Co, LLC, a Delaware limited liability company and direct subsidiary of RAC Opco (“RAC Intermediate”), LFG Buyer Co, LLC, a Delaware limited liability company and direct subsidiary of RAC Intermediate (“RAC Buyer”), Inigo Merger Sub, LLC, a Delaware limited liability company and direct subsidiary of RAC Buyer (“Aria Merger Sub”), Aria Energy LLC, a Delaware limited liability company (“Aria”), and Aria Renewable Energy Systems LLC, a Delaware limited liability company, pursuant to which, among other things, Aria Merger Sub was merged with and into Aria, with Aria surviving the merger and becoming a direct subsidiary of RAC Buyer, on the terms and subject to the conditions set forth therein (the transactions contemplated by the Aria Merger Agreement, the “Aria Merger”), and (ii) the Business Combination Agreement, dated April 7, 2021 (as amended, the “Archaea Merger Agreement”), by and among RAC, RAC Opco, RAC Intermediate, RAC Buyer, Fezzik Merger Sub, LLC, a Delaware limited liability company and direct subsidiary of RAC Buyer (“Archaea Merger Sub”), Archaea Energy LLC, a Delaware limited liability company, and Archaea Energy II LLC, a Delaware limited liability company (“Legacy Archaea”), pursuant to which, among other things, Archaea Merger Sub was merged with and into Legacy Archaea, with Legacy Archaea surviving the merger and becoming a direct subsidiary of RAC Buyer, on the terms and subject to the conditions set forth therein (the transactions contemplated by the Archaea Merger Agreement, the “Archaea Merger” and, together with the Aria Merger, the “Business Combinations”). Legacy Archaea was determined to be the accounting acquirer of the Business Combinations, and Aria was determined to be the predecessor to the Company. Unless the context otherwise requires, the “Company,” “we,” “us,” and “our” refer, for periods prior to the completion of the Business Combinations, to Legacy Archaea and its subsidiaries and, for periods upon or after the completion of the Business Combinations, to Archaea Energy Inc. and its subsidiaries, including Legacy Archaea and Aria Energy LLC.

Archaea has retained its “up-C” structure, whereby (i) all of the equity interests in Aria and Legacy Archaea are held indirectly by Opco through RAC Buyer and RAC Intermediate, (ii) Archaea’s only assets are its equity interests in Opco, and (iii) Sponsor, Atlas, the RAC independent directors, the Legacy Archaea Holders and the Aria Holders own or owned economic interests directly in Opco. In connection with the consummation of the Business Combinations, Rice Acquisition Holdings LLC was renamed LFG Acquisition Holdings LLC. In accordance with Accounting Standards Codification (“ASC”) 810 — Consolidation, Opco is considered a VIE with Archaea as its sole managing member and primary beneficiary. As such, Archaea consolidates Opco, and the remaining unitholders that hold economic interests directly in Opco are presented as redeemable noncontrolling interests on the Company’s financial statements.

Subsequent to the Business Combinations, transactions impacting the ownership of Class A Opco Units resulted from warrant exercises, repurchases from Aria Renewable Energy Systems LLC, redemption of certain other Class A Opco Units in exchange for Class A Common Stock, and issuances related to vested restricted stock units (“RSUs”). The ownership structure of Opco upon closing of the Business Combinations and as of June 30, 2022, which gives rise to the redeemable noncontrolling interest at Archaea, is as follows:

	June 30, 2022		September 15, 2021
Equity Holder	Class A Opco Units	% Interest	Class A Opco Units	% Interest
Archaea	80,717,757	67.4%	52,847,195	45.9%
Total controlling interests	80,717,757	67.4%	52,847,195	45.9%
Aria Holders	—	—%	23,000,000	20.0%
Legacy Archaea Holders	33,350,385	27.8%	33,350,385	29.0%
Sponsor, Atlas and RAC independent directors	5,710,033	4.8%	5,931,350	5.2%
Total redeemable noncontrolling interests	39,060,418	32.6%	62,281,735	54.1%
Total	119,778,175	100.0%	115,128,930	100.0%

Holders of Class A Opco Units other than Archaea have the right (a “redemption right”), subject to certain limitations, to redeem Class A Opco Units and a corresponding number of shares of Class B Common Stock for, at Opco’s option, (i) shares of Class A Common Stock on a one-for-one basis, subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like, or (ii) a corresponding amount of cash.

NOTE 1 — Organization and Description of Business

Archaea Energy Inc. (“Archaea”), a Delaware corporation (formerly named Rice Acquisition Corp.), is one of the largest RNG producers in the U.S., with an industry-leading RNG platform primarily focused on capturing and converting waste emissions from landfills and anaerobic digesters into low-carbon RNG and electricity. As of December 31, 2021, Archaea owns, through wholly-owned entities or joint ventures, a diversified portfolio of 29 LFG recovery and processing facilities across 18 states, including 11 operated facilities that produce pipeline-quality RNG and 18 LFG to renewable electricity production facilities, including one non-operated facility and one facility that is not operational.

Archaea develops, designs, constructs, and operates RNG facilities. Archaea has entered into long-term agreements with biogas site hosts which grant the rights to utilize gas produced at their sites and to construct and operate facilities on their sites to produce RNG and renewable electricity.

On September 15, 2021, Archaea consummated the previously announced business combinations pursuant to (i) the Business Combination Agreement, dated April 7, 2021 (as amended, the “Aria Merger Agreement”), by and among Rice Acquisition Corp., a Delaware corporation (“RAC”), Rice Acquisition Holdings LLC, a Delaware limited liability company and direct subsidiary of RAC (“RAC Opco”), LFG Intermediate Co, LLC, a Delaware limited liability company and direct subsidiary of RAC Opco (“RAC Intermediate”), LFG Buyer Co, LLC, a Delaware limited liability company and direct subsidiary of RAC Intermediate (“RAC Buyer”), Inigo Merger Sub, LLC, a Delaware limited liability company and direct subsidiary of RAC Buyer (“Aria Merger Sub”), Aria Energy LLC, a Delaware limited liability company (“Aria”), and Aria Renewable Energy Systems LLC, a Delaware limited liability company, pursuant to which, among other things, Aria Merger Sub was merged with and into Aria, with Aria surviving the merger and becoming a direct subsidiary of RAC Buyer, on the terms and subject to the conditions set forth therein (the transactions contemplated by the Aria Merger Agreement, the “Aria Merger”), and (ii) the Business Combination Agreement, dated April 7, 2021 (as amended, the “Archaea Merger Agreement” and, together with the Aria Merger Agreement, the “Business Combination Agreements”), by and among RAC, RAC Opco, RAC Intermediate, RAC Buyer, Fezzik Merger Sub, LLC, a Delaware limited liability company and direct subsidiary of RAC Buyer (“Archaea Merger Sub”), Archaea Energy LLC, a Delaware limited liability company, and Archaea Energy II LLC, a Delaware limited liability company (“Legacy Archaea”), pursuant to which, among other things, Archaea Merger Sub was merged with and into Legacy Archaea, with Legacy Archaea surviving the merger and becoming a direct subsidiary of RAC Buyer, on the terms and subject to the conditions set forth therein (the transactions contemplated by the Archaea Merger Agreement, the “Archaea Merger” and, together with the Aria Merger, the “Business Combinations”). As further discussed in “Note 4 — Business Combinations and Reverse Recapitalization,” Legacy Archaea was determined to be the accounting acquirer of the Business Combinations, and Aria was determined to be the predecessor to the Company. Unless the context otherwise requires, “the Company,” “we,” “us,” and “our” refer, for periods prior to the completion of the Business Combinations, to Legacy Archaea and its subsidiaries and, for periods upon or after the completion of the Business Combinations, to Archaea Energy Inc. and its subsidiaries, including Legacy Archaea and Aria Energy LLC.

Archaea has retained its “up-C” structure, whereby (i) all of the equity interests in Aria and Legacy Archaea are held indirectly by Opco through RAC Buyer and RAC Intermediate, (ii) Archaea’s only assets are its equity interests in Opco, and (iii) Sponsor, Atlas, the RAC independent directors, the Legacy Archaea Holders and the Aria Holders own economic interests directly in Opco. In connection with the consummation of the Business Combinations, Rice Acquisition Holdings LLC was renamed LFG Acquisition Holdings LLC. In accordance with ASC 810 — Consolidation, Opco is considered a VIE with Archaea as its sole managing member and primary beneficiary. As such, Archaea consolidates Opco, and the remaining unitholders that hold economic interests directly in Opco are presented as redeemable noncontrolling interests on the Company’s financial statements.

Opco issued additional Class A Opco Units as part of the consideration in the Business Combinations. Subsequent to the Business Combinations, transactions impacting the ownership of Class A Opco Units resulted from Redeemable Warrant exercises, repurchases from Aria Renewable Energy Systems LLC, redemption of certain other Class A Opco Units in exchange for Class A Common Stock, and issuances related to vested RSUs. The ownership structure of Opco upon closing of the Business Combinations and as of December 31, 2021, which gives rise to the redeemable noncontrolling interest at Archaea, is as follows:

	December 31, 2021		September 15, 2021
Equity Holder	Class A Opco Units	% Interest	Class A Opco Units	% Interest
Archaea	65,122,200	54.5%	52,847,195	45.9%
Total controlling interests	65,122,200	54.5%	52,847,195	45.9%
Aria Holders	15,056,379	12.6%	23,000,000	20.0%
Legacy Archaea Holders	33,350,385	27.9%	33,350,385	29.0%
Sponsor, Atlas and RAC independent directors	5,931,350	5.0%	5,931,350	5.2%
Total redeemable noncontrolling interests	54,338,114	45.5%	62,281,735	54.1%
Total	119,460,314	100.0%	115,128,930	100.0%

Holders of Class A Opco Units other than Archaea have the right (a “redemption right”), subject to certain limitations, to redeem Class A Opco Units and a corresponding number of shares of Class B Common Stock for, at Opco’s option, (i) shares of Class A Common Stock on a one-for-one basis, subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like, or (ii) a corresponding amount of cash.

Aria Energy LLC [Member]
Organization and Description of Business [Line Items]
Organization and Description of Business

NOTE 1 — Description of Business — Predecessor

Aria Energy LLC and its subsidiaries (“Aria”) design, install, own, and operate long-lived energy projects. Aria was originally formed on September 6, 2007, as EIF Renewable Energy Holdings LLC, a Delaware LLC, headquartered in Novi, Michigan. Aria generates its revenue from customers located throughout the United States from the production and sale of electrical energy from LFG fuel engines and related Environmental Attributes, production and sale of RNG and related Environmental Attributes, operating and maintaining LFG projects owned by third parties, and constructing energy projects. Environmental Attributes include RECs in the power market and RINs and LCFS credits in the RNG market. Aria benefits from federal and state renewable fuel standards and federal compliance requirements for landfill owners and operators.

Funds managed by Ares EIF Management LLC held 94.35% of the ownership interests in Aria before the Closing of the Business Combinations.

The accompanying consolidated financial statements present the consolidated financial position and results of operations of Aria Energy LLC and its wholly owned subsidiaries.

NOTE 1 — Description of Business — Predecessor

Aria Energy LLC and its subsidiaries (“Aria”) design, install, own, and operate long-lived energy projects. Aria was originally formed on September 6, 2007, as EIF Renewable Energy Holdings LLC, a Delaware LLC, headquartered in Novi, Michigan. Aria generates its revenue from customers located throughout the United States from the production and sale of electrical energy from LFG fuel engines and related Environmental Attributes, production and sale of RNG and related Environmental Attributes, operating and maintaining LFG projects owned by third parties, and constructing energy projects. Environmental Attributes include RECs in the power market and RINs and LCFS credits in the RNG market. Aria benefits from federal and state renewable fuel standards and federal compliance requirements for landfill owners and operators.

Funds managed by Ares EIF Management LLC held 94.35% of the ownership interests in Aria before the Closing of the Business Combinations.

The accompanying consolidated financial statements present the consolidated financial position and results of operations of Aria Energy LLC and its wholly owned subsidiaries.